Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk management objectives and policies [abstract]
Interest rate risk
	Increase/(Decrease) in basis points	Effect on loss
2020
$ Libor	+15	(57)
	-20	75
2019
$ Libor	+15	(55)
	-20	73

Foreign currency risk
	Change in rate	Effect on loss
2020	+10%	(258)
	-10%	258

2019	+10%	(255)
	-10%	255

Concentration of credit risk table
	2020	%	2019	%	2018	%
A	751	6%	3,476	22%	3,679	21%
B	-	-	-	-	2,873	17%
Other	11,002	94%	12,147	78%	10,802	62%
Total	11,753	100%	15,623	100%	17,354	100%

Liquidity risk
Year ended December 31, 2020	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	2,302	6,752	32,362	-	41,416
Lease liabilities	106	106	426	-	638
Accrued liabilities and other payables	2,159	-	-	-	2,159
Trade accounts payables	4,758	-	-	-	4,758
Total	9,325	6,858	32,788	-	48,971

Year ended December 31, 2019*	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	4,674	3,776	42,247	-	50,697
Lease liabilities	126	106	567	1	800
Accrued liabilities and other payables	1,971	-	-	-	1,971
Trade accounts payables	4,735	-	-	-	4,735
Total	11,506	3,882	42,814	1	58,203

* This table includes both the derivative component and the non-derivative host of the hybrid agreements of both the Firment Shipping Credit Facility and the Convertible Note (see note 11).

Capital management
	December 31,
	2020	2019
Interest bearing loans	37,000	38,487
Cash (including restricted cash)	(21,103)	(4,801)
Net debt	15,897	33,686

Equity	42,094	9,879
Adjustment for the market value of vessels (charter-free)	493	(2,902)
Adjusted book capitalization	42,587	6,977

Adjusted book capitalization plus net debt	58,484	40,663
Ratio	27%	83%

The following reconciliation is provided:

	December 31,
	2020	2019
Debt in accordance with IFRS (long and short-term borrowings)	36,552	37,746
Add: Unamortized debt discount	448	741
	37,000	38,487
Less: Cash and bank balances and bank deposits (including restricted cash)	21,103	4,801
Net debt	15,897	33,686